Share capital (Tables)	6 Months Ended
Apr. 30, 2024
Text Block [Abstract]
Schedule of Common Shares Issued
Common shares

	For the three months ended				For the six months ended
$ millions, except number of shares		2024 Apr. 30	2023 Apr. 30			2024 Apr. 30		2023 Apr. 30
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Balance at beginning of period	937,223,345	$16,447	911,628,796	$15,046	931,098,941	$16,082	906,040,097	$14,726
Issuance pursuant to:
Equity-settled share-based compensation plans	313,852	17	61,493	3	692,877	37	192,824	9
Shareholder investment plan (1)	4,693,884	299	5,337,388	296	9,811,613	607	10,083,813	568
Employee share purchase plan	786,615	51	708,052	42	1,457,807	90	1,448,566	86
	943,017,696	$16,814	917,735,729	$15,387	943,061,238	$16,816	917,765,300	$15,389
Treasury shares	(15,277)	(1)	33,634	2	(58,819)	(3)	4,063	–
Balance at end of period	943,002,419	$16,813	917,769,363	$15,389	943,002,419	$16,813	917,769,363	$15,389
(1)
Commencing with the dividends paid on January 27, 2023, the participants in the Dividend Reinvestment Option and Stock Dividend Option of the Shareholder Investment Plan received a 2% discount from average market price on dividends reinvested in additional common shares issued from Treasury.

Schedule of Regulatory Capital and Ratios
Regulatory capital, leverage and total loss absorbing capacity (TLAC) ratios
Our capital, leverage and TLAC ratios are presented in the table below:

$ millions, as at		2024 Apr. 30	2023 Oct. 31
Common Equity Tier 1 (CET1) capital		$42,728	$40,327
Tier 1 capital	A	47,845	45,270
Total capital		55,478	52,119
Total risk-weighted assets (RWA)	B	326,514	326,120
CET1 ratio		13.1%	12.4%
Tier 1 capital ratio		14.7%	13.9%
Total capital ratio		17.0%	16.0%
Leverage ratio exposure	C	$1,112,411	$1,079,103
Leverage ratio	A/C	4.3%	4.2%
TLAC available	D	$95,890	$100,176
TLAC ratio	D/B	29.4%	30.7%
TLAC leverage ratio	D/C	8.6%	9.3%